Investment Objectives and Goals	Dec. 31, 2024
Capital Group California Core Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group California Core Municipal Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.
Capital Group California Short-Term Municipal Fund
Prospectus [Line Items]
Risk/Return [Heading]	Capital Group California Short-Term Municipal Fund
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.